Supplement dated 3-10-2010 to the current Prospectus dated December 31, 2009

Strategic Income Opportunities Fund

Under “Fund details,” the information about the portfolio managers is supplemented to add the following information.

Thomas C. Goggins

•         Joined fund team in 2009

•         Vice president and senior portfolio manager, MFC Global Investment Management

U.S.), LLC (since 2009)

•         Cofounder and director of research, Fontana Capital (2005-2009)

•         Portfolio manager, SAC Capital Advisors, LLC (2004)

•         Portfolio manager, John Hancock Advisers, LLC (1995-2003)

•         Portfolio manager, Putnam Investments (1993–1995)

•         Portfolio manager and lead analyst, Transamerica Investments (1989–1993)

•         Began business career in 1989

•         Primarily responsible for portfolio management, asset allocation and capital structure research

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated 3-10-2010

to the Prospectus dated December 31, 2009

Vista Fund

The following information supplements the portfolio manager discussion in the Fund Details section of the Prospectus.

American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund Portfolio Managers

Vista Fund ............................................................................Bradley J. Eixmann

                                                                                                Bryan Unterhalter

•         Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007. Mr. Eixmann has managed Vista Fund since 2007.

•         Bryan Unterhalter. Portfolio Manager; joined American Century in 2008 as a senior investment analyst; a portfolio manager since 2010. Previously, he served as director of investments at Baylor College of Medicine Endowment Fund, and as a portfolio manager for Invesco AIM from 2003-2007.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II Vista Fund

Supplement dated 3-10-10 to the Statement of Additional Information dated December 31, 2009

The following information supplements Appendix C to the Statement of Additional Information dated December 31, 2009.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

Vista Fund

The following chart reflects information regarding accounts other than the funds for which each portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he or she manages.

The following table reflects information as of February 19, 2010:

                                        Other Registered                              Other Pooled

                                        Investment Companies                    Investment Vehicles                    Other Accounts

Portfolio                         Number of                                          Number of                                     Number of

Manager                         Accounts        Assets                         Accounts                Assets             Accounts            Assets

Bradley J. Eixmann       6                      $2,925,637,997           0                              $0                    2                          $101,228,488

Bryan Unterhalter      5                 $2,832,966,149           0                      $0               0                    $0

Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

                                        Other Registered                              Other Pooled

                                        Investment Companies                    Investment Vehicles                    Other Accounts

Portfolio                         Number of                                          Number of                                     Number of

Manager                         Accounts        Assets                         Accounts                Assets             Accounts            Assets

Bradley J. Eixmann       0                      $0                                0                              $0                    0                          $0

Bryan Unterhalter      0                 $0                                0                      $0               0                    $0

Ownership of fund shares. None of the portfolio managers listed in the above table beneficially owned any shares of the funds that they managed as of February 19, 2010.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.